RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties	The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Officer salaries and short-term benefits	$12,989	$10,661
Share based payment expense	7,784	4,237
Directors fees	3,589	600
Severance payments	597	461
	$24,959	$15,959